Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,107,000.00
Previously Paid Amount	0.00
Total Fee Amount	843.38
Total Offset Amount	0.00
Net Fee	843.38
Narrative - Max Aggregate Offering Price	$ 6,107,000.00
Final Prospectus	true